Summary Prospectus    September 15, 2016

JOHCM International Opportunities Fund

Class	/ Ticker	Institutional Shares	JOPSX	Class I Shares	not currently offered	Class II Shares	not currently offered

Before you invest, you may want to review the fund’s Prospectus, which contains information about the fund and its risks. The fund’s Prospectus and Statement of Additional Information, both dated September 15, 2016, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund’s Prospectus and other information about the fund, go to http://www.johcm.com/our-funds/index/56/prospectus-literature, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

Investment Objective

The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term total return by investing in a concentrated portfolio of international equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares		Class I Shares		Class II Shares
Management Fee	0.75%		0.75%		0.75%
Distribution (Rule 12b-1) fees	None		0.10%		0.25%
Other Expenses[1]	4.52%		4.52%		4.52%
Total Annual Fund Operating Expenses	5.27%		5.37%		5.52%
Fee Waivers and Reimbursements[2]	(4.38%	)	(4.38%	)	(4.38%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.89%		0.99%		1.14%

[1]	“Total Other Expenses” are estimated for the current fiscal year.
[2]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total
Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Institutional Shares	$91	$1,185
Class I Shares	$101	$1,214
Class II Shares	$116	$1,257

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy

The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights and warrants. The Fund may also invest in equity related instruments, such as equity linked notes and participation notes, all of which derive their value from equities. Equity linked notes and participation notes will be securitized,

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freely transferable and the Fund will not be leveraged as a result of investing in them.

The Adviser aims to achieve above-average risk-adjusted equity returns, over the medium term period of three to five years. The Adviser believes this is best achieved by investing in a concentrated, benchmark agnostic portfolio of attractively valued high quality companies. Such companies have long term competitive advantages which allow intrinsic value to be estimated with confidence on the basis of their long term cash flows. The Adviser prioritizes companies that are able to reliably generate cash flow and reinvest it at high marginal returns in order to grow their intrinsic value. As a result they become more valuable over time.

A key risk to any investor is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore, the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms, with reference to their intrinsic value. At the same time, overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Equity-Linked Instruments Risk.  There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Foreign & Emerging Markets Risk.  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk.  Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap and Mid-Cap Company Risk.  The small and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Geographic Concentration Risk.  The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Participatory Notes Risk.  P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. Some P-notes may be considered illiquid.

Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Limited History of Operations.  Although the Adviser manages other international and global investment portfolios, the Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information

Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Morgan Stanley Capital International EAFE Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

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Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Ben Leyland, CFA

Senior Fund Manager

Length of Service: Since 2006

Robert Lancastle, CFA

Fund Manager

Length of Service: Since 2012

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $1,000,000

Class I No minimum

Class II No minimum

There is no minimum for additional investments

To Buy or Sell Shares:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Summary Prospectus	September 15, 2016	JOHCM Funds

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